(25) NET OPERATING REVENUE (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	April
RTA / RTP	12.68%	(0.80%)	9.89%
Effect perceived by consumers	16.90%	(10.50%)	7.55%
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	October
RTA / RTP	20.01%	7.69%	(12.54%)
Effect perceived by consumers	19.25%	17.28%	(24.21%)
Rio Grande Energia S.A. [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	June
RTA / RTP	21.27%	3.57%	(1.48%)
Effect perceived by consumers	20.58%	5.00%	(7.51%)
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	April
RTA / RTP	18.45%	(0.20%)	3.94%
Effect perceived by consumers	22.47%	(6.43%)	(0.34%)
Companhia Luz e Forca Santa Cruz [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	March
RTA / RTP		(1.28%)	22.51%
Effect perceived by consumers		(10.37%)	7.15%
Average effect perceived by consumers	5.32%
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	March
RTA / RTP		0.76%	21.04%
Effect perceived by consumers		(3.28%)	13.32%
Average effect perceived by consumers	7.03%
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	March
RTA / RTP	5.71%	2.05%	29.46%
Effect perceived by consumers		(8.42%)	13.25%
Average effect perceived by consumers	21.15%
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	March
RTA / RTP		1.64%	24.35%
Effect perceived by consumers		(4.15%)	12.82%
Average effect perceived by consumers	7.50%
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
DisclosureOfNetOperatingRevenueLineItems [Line Items]
Month	March
RTA / RTP		1.65%	16.57%
Effect perceived by consumers		(2.56%)	9.02%
Average effect perceived by consumers	3.40%